Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Use of Estimates

a. Use of estimates:

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. On an ongoing basis, the Company's management evaluates estimates. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Financial Statements In U.S. Dollars

b. Financial statements in U. S. dollars:

The currency of the primary economic environment in which the operations of Commtouch and certain subsidiaries are conducted is the U.S. dollar ("dollar"); thus, the dollar is the functional currency of Commtouch and certain subsidiaries.

Commtouch and certain subsidiaries' transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been re-measured to dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of income as financial income or expenses, as appropriate.

For those subsidiaries whose functional currency has been determined to be their local currency, assets and liabilities are translated at year-end exchange rates and statement of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income (loss) in shareholders' equity.

Principles Of Consolidation

c. Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All inter-company balances and transactions have been eliminated upon consolidation.

Cash Equivalents	d. Cash equivalents: Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less when purchased.
Restricted Cash

e. Restricted cash:

The Company maintains certain cash amounts restricted as to withdrawal or use. On December 31, 2012, the Company maintained a balance of $122 that represents security deposits with respect to leases, restricted due to the lease agreement and security deposits for credit lines from banks. Restricted cash is presented within the prepaid expenses and other accounts receivable balance.

Investment In Affiliates

f. Investment in affiliates:

The Company's investments in affiliated companies comprises of investments in which the Company owns less than 20% and in which the Company cannot exercise significant influence over the affiliates' operating and financial policies are stated at cost.

The Company's investments are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an investment may not be recoverable. As of December 31, 2012 and 2011, the Company's investments are accounted for on a cost basis and no impairment losses have been identified.

Property And Equipment

g. Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight line method over the estimated useful lives of the assets at the following annual rates:

%

Computers and peripheral equipment	33.33
Office furniture and equipment	7- 20
Motor vehicles	15
Leasehold improvements	Over the shorter of the term of the
lease or the life of the assets

Impairment of long-lived assets:

The Company and its subsidiaries long-lived assets and certain identifiable intangibles are reviewed for impairment in accordance with ASC 360 "Property, Plant and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. No impairment losses were recorded in 2010 through 2012.

Goodwill

h. Goodwill:

Goodwill and certain other purchased intangible assets have been recorded as a result of acquisitions made in 2010 and in 2012. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Goodwill is not amortized, but rather is subject to an impairment test. The Company performs an annual impairment test at December 31, of each fiscal year, or more frequently if impairment indicators are present. The Company operates in one operating segment, and this segment comprises its only reporting unit.

ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value determined using market capitalization. In such case, the second phase is then performed, and the Company measures impairment by comparing the carrying amount of the reporting unit's goodwill to the implied fair value of that goodwill. An impairment loss is recognized in an amount equal to the excess. For each of the three years in the period ended December 31, 2012, no impairment losses have been identified.

Intangible Assets

i. Intangible assets:

Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives, which range from 8 to 15 years. Acquired customer contracts and relationships are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such customer contracts and relationships arrangements as compared to the straight-line method. Technology & IP and Trademark are amortized over their estimated useful lives on a straight-line basis.

The IP R&D will be amortized to cost of goods sold when the acquired technology development will be completed.

The carrying amount of these assets to be held and used is reviewed whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of these assets is measured by comparison of the carrying amount of each asset (or asset group) to the future undiscounted cash flows the asset (or asset group) is expected to generate. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset.

During 2012 and 2010, no impairment losses have been identified. In 2011, impairment losses of $502 were recorded in respect of covenants not to compete.

Fair Value Measurements

j. Fair value measurements:

Concurrently with the adoption of ASC 820, the Company adopted ASC Topic 825, "Financial Instruments," ("ASC 825") which permits entities to elect, at specified election dates, to measure eligible financial instruments at fair value. As of December 31, 2011 and 2012, the Company did not elect the fair value option under ASC 825 for any financial assets and liabilities that were not previously measured at fair value.

The carrying amounts of cash and cash equivalents, trade receivables, prepaid expenses, other accounts receivable and accounts payable, approximate their fair values due to the short-term maturities of financial instruments.

Revenue Recognition

k. Revenue recognition:

The Company derives its revenues from the delivery of services of real-time Inbound Anti-Spam, Outbound Spam Protection for service providers, Zero-Hour Virus Outbreak Detection, GlobalView Mail Reputation, Command Antivirus, GlobalView URL Filtering and recently from Email Security SaaS (which is comprised of inbound and outbound anti-spam, plus antivirus) and Email Security On-Premise.

Revenue is recognized when there is a persuasive evidence of an arrangement, the service has been rendered, the collection of the fee is probably and the amount of fees to be paid by the customer is fixed or determinable.

Revenues from such services are recognized ratably over the contractual service term, which generally includes a term period of one to three years.

Deferred revenues include unearned amounts received from customers, but not yet recognized as revenues.

Research And Development Costs

l. Research and development costs:

Research and development costs are charged to statements of income as incurred.

ASC 985-20, "Costs of Software to be Sold, Leased or Marketed", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release, have been insignificant. Therefore, all research and development costs have been expensed.

Government Grants

m. Government grants:

Royalty-bearing grants from the Government of Israel for funding certain approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the related costs incurred and recorded as a deduction of research and development costs. Research and development grants from the Government of Israel amounted to $ 257, $ 131 and $ 774 in 2012, 2011 and 2010, respectively. See Note 5a.

Concentrations Of Credit Risk

n. Concentrations of credit risk:

The Company and its subsidiaries have no significant off-balance-sheet concentration of credit risk.

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of trade receivables and cash and cash equivalents. The majority of the Company's cash and cash equivalents are invested in dollars and are deposited in major banks in the United States, Germany, Iceland and Israel. Such investments in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company's investments are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

The trade receivables of the Company are derived from transactions with companies located primarily in North America, Europe, Israel and Asia. An allowance for doubtful accounts is determined with respect to those amounts that the Company and its subsidiaries have determined to be doubtful of collection. The provision for doubtful accounts amounted to $32 and $ 462 at December 31, 2011 and 2012 respectively. Bad debt expense for each of the years ended December 31, 2010, 2011 and 2012 was $ 77, $ 7 and $ 456, respectively.

Accounting For Stock-Based Compensation

o. Accounting for stock-based compensation:

ASC 718 - "Compensation-stock Compensation"- ("ASC 718") requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of income.

The Company recognizes compensation expense for the value of its awards on a straight line basis over the requisite service period of each of the awards, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Company estimates the fair value of stock options granted using the Black-Scholes option-pricing model. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements. The expected term of options granted represents the period of time that options granted are expected to be outstanding, based upon historical experience. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The Company applies ASC 718, and ASC 505-50, "Equity Based Payments to Non Employees" ("ASC 505-50"), with respect to options issued to non-employees.

The fair value for options granted in 2010, 2011 and 2012 is estimated at the date of grant using a Black-Scholes options pricing model with the following assumptions:

		Year ended
		December 31,
Employee stock options	2010	2011	2012

Volatility	71%-73%	68%-70%	38%-51%
Risk-free interest rate	1.1%-1.6%	0.6%-2.1%	0.5%-0.9%
Dividend yield	0%	0%	0%
Expected term (years)	3.7-4.6	3.6-4.8	3.8-4.9

Basic And Diluted Net Earnings Per Share

p. Basic and diluted net earnings per share:

Basic and diluted net earnings per share are presented in accordance with ASC 260, "Earnings per Share", for all periods presented.

Basic net earnings per share have been computed using the weighted-average number of Ordinary shares outstanding during the year. Diluted net earnings per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus the weighted average number of dilutive potential Ordinary shares considered outstanding during the year.

In 2010, 2011 and 2012, the difference between the denominator of basic and diluted net earnings per share is due to the effect of dilutive securities for stock options and warrants. In 2010, 2011 and 2012 1,211,247, 1,034,288 and 530,172, respectively, weighted average number of shares related to options and warrants outstanding were excluded from calculation of the diluted earnings per share since they would have an anti-dilutive effect.

Severance Pay

q. Severance pay:

The Company's liability for severance pay in Israel is calculated pursuant to Israel's Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. Employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's obligation for all of its Israeli employees is fully provided by monthly deposits with severance pay funds and insurance policies, and by an accrual. The value of those funds and policies is recorded as an asset in the Company's balance sheet.

The deposited funds include profits and losses accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies.

Severance expense (income) for the years ended December 31, 2010, 2011 and 2012 was approximately $ (10), $ 66 and $ (2), respectively.

Treasury Shares

r. Treasury shares:

The Company repurchases its Ordinary shares from time to time on the open market and holds such shares as Treasury shares. The Company presents the cost to repurchase Treasury shares as a reduction in shareholders' equity.

The Company reissues treasury shares under the stock purchase plan, upon exercise of option and upon issuance of shares upon acquisitions. Reissuance of treasury shares is accounted for in accordance with ASC 505-30 whereby gains are credited to additional paid-in capital and losses are charged to additional paid-in capital to the extent that previous net gains are included therein; otherwise to retained earnings.

Income Taxes

s. Income taxes:

The Company accounts for income taxes in accordance with ASC740, "Income Taxes" ("ASC 740"). ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized.

Deferred tax assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences if not related to an asset or liability for financial reporting.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. No liability for unrecognized tax benefits was recorded as a result of the implementation of ASC 740.

Comprehensive Income

t. Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC No. 220, "Comprehensive Income". Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income relate to gains and losses from functional currency translation adjustments on behalf of subsidiaries whose functional currency has been determined to be their local currency.

Recently Issued Accounting Pronouncements

u. Recently issued accounting pronouncements:

In February 2013, the FASB issued ASU No. 2013-02, "Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income." Under ASU 2013-02, an entity is required to provide information about the amounts reclassified out of Accumulated Other Comprehensive Income ("AOCI") by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in the financial statements. ASU 2013-02 is effective for the Company as of January 1, 2013. Since this standard only impacts presentation and disclosure requirements, its adoption will not have a material impact on the Company's consolidated results of operations or financial condition.